Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Certain amounts in the consolidated financial statements have been reclassified from their original presentation to conform to current year presentation. These reclassifications had no material impact on the consolidated financial statements as previously reported.

Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs for which the Company is the primary beneficiary and those VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Correction of Consolidated Balance Sheet and Consolidated Statement of Cash Flows

Subsequent to the issuance of the Company’s financial statements for the year ended December 31, 2019, the Company discovered an error in the balance sheet presentation of loan from third party, which was classified as accrued expenses and other current liabilities instead of non-current liabilities on the balance sheet. As a result, current liabilities were overstated and non-current liabilities were understated by approximately $3,019,863 as at December 31, 2019. As a result, net cash used in operating activities was overstated and net cash provided by financing activities was understated by $3,053,877. The consolidated balance sheet and statement of cash flows for the year ended December 31, 2019 has been restated to correct for this classification error. This error had no effect on the Company’s consolidated statements of operations or the consolidated statements of shareholders' equity. In addition, total liabilities and net decrease in cash and cash equivalents were not affected.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are recognized based upon the amount due from customers for the services provided or at cost for purchased and other receivables less an allowance for expected credit losses. Prior to the adoption of ASU 2016-13, the allowance for credit losses receivable reflected our best estimate of probable losses inherent in our receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. We implemented the new standard effective January 1, 2020, as discussed in the Recently Adopted Accounting Pronouncements -"Measurement of Credit Losses on Financial Instruments", below. We generally consider our accounts past due if they are outstanding over 30 days. Our past due accounts are written off against our allowance for credit losses when collection is considered to be not probable. Any recoveries of accounts previously written off are generally recognized as a reduction in bad debt expense in the period received. The carrying value of accounts receivable, net of the allowance for expected credit losses, approximates fair value.

Fair value measurement

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs may be used to measure fair value include:

Level 1Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments include cash and cash equivalents, accounts receivable, short-term investment, equity investments without readily determinable fair value, equity method investment and accounts payable.

The carrying values of cash and cash equivalents, accounts receivable, short-term investments and accounts payable approximate their fair value due to their short-term maturities. The carrying value of acquired assets was nearly the fair value of the investment based on the valuation performed by the Company as of December 31, 2019 and 2020. See Note 3 for further discussion.

The Company’s short-term investment consists of available-for-sale securities with maturities of one year or less. The Company measured the available-for-sale securities at the fair value shown by the financial institution which the company believes a Level 2 valuation. See Note 5 and Note 6 for further discussion.

The carrying value of the equity investment without readily determinable fair value was $1,605,459 and $1,241,398 as of December 31, 2019 and 2020, which are accounted for under the measurement alternative method of accounting. These investments are measured at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment. No dividends were paid to us in history. See Note 7 for further discussion.

The carrying value of the equity method investment was $766,583 and nil as of December 31, 2019 and 2020, which approximate the fair value of the investments at the acquired date and subsequently adjusted as the net assets of the investee change through the earning of income. See Note 8 for further discussion.

The Company measures certain assets, including intangible assets and goodwill at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of goodwill and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, See Note 6 for further discussion. The Company measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Company used unobservable inputs to value them, reflecting the Company’s assessment of the assumptions market participants would use in valuing these purchased intangible assets. The Company does not use derivative instruments to manage risks.

Trust bank balances held on behalf of customers

Trust bank balances held on behalf of customers consist three parts: i) Rifa Securities and Rifa Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account; ii) The funds received by CFO Newrand from customers who purchase mutual funds and other wealth management products which are deposited in a trust bank account, iii) Funds received by Beijing Chuangying from customers who invest in P2P lendings which are deposited in a trust bank account.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements include account receivable, cost method investment, equity method investment, impairment of goodwill and long-lived assets, income taxes, share-based compensation and purchase price allocation. Actual results could differ from those estimates.

Short-term investments

Short-term investments comprise marketable debt securities, which are classified as available-for-sale. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.  Gains and losses from sale of available for sales securities are recognized in short-term investment income or loss of the statements of operations and comprehensive loss. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Company reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization.

Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Guarantee fund deposits

Guarantee fund deposits consist of i) the funds deposited with Hong Kong Exchange and Clearing Limited by Rifa Futures, to guarantee its customers’ settlement obligations; ii) the funds deposited with the commodities exchanges as a result of its customers’ trading. The Company needs to deposit certain percentage of its customers’ trading margins with the commodities exchanges.

Leases

Effective January 1, 2019, the Company adopted ASC Topic 842, Lease (“ASC 842”) using the modified retrospective method and did not restate the comparable periods.  The Company categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Company has no finance leases for any of the periods presented.

Right-of-use (“ROU”) assets represent the Company’s rights to use underlying assets for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Company’s operating leases, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date.

Impairment of long-lived assets with definite lives

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. There were no impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2018, 2019 and 2020.

Impairment of goodwill and indefinite-lived intangible assets

The Company performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. In accordance with ASC 350, “Intangibles - Goodwill and Other,” goodwill is tested at least annually for impairment, or when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, by assessing qualitative factors or performing a quantitative analysis in determining whether it is more likely than not that its fair value exceeds the carrying value. A quantitative assessment involves determining the fair value of each reporting unit using market participant assumptions. An entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. For purposes of reviewing impairment and the recoverability of goodwill, management must make various assumptions regarding estimated future cash flows and other factors in determining the fair values of the reporting unit, including market multiples, discount rates, etc.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Company performed the annual impairment tests on December 31 of each year. Based on the Company’s assessment, the Company recorded no goodwill impairment losses during the years ended December 31, 2018, 2019 and 2020, respectively. In addition, the Company recorded no impairment loss in relation to intangible assets with indefinite life during the years ended December 31, 2018, 2019 and 2020, respectively.

Revenue recognition

We provided precious metals spot trading, silver product sales and financial investment advisory services (“commodities brokerage services”) from 2013 to 2017. We also provide brokerage and related services outside mainland China (“Hong Kong Brokerage services”), financial information and advisory services including subscriptions services for financial data, information services and investment advisory, online P2P lending (“Financial information and advisory services”), and advertising services.

We adopted ASC topic 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018, using the modified retrospective transition method. Because there was no change to the timing and pattern of revenue recognition, there was no material changes to the Company’s processes and internal controls and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue as it satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. We only apply the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Commodities brokerage business

During the second quarter of 2017, new commodities trading was suspended by most of precious metal exchange in China. Such suspension announcements have adversely affected companies in commodity brokerage businesses in China, including us. As a result, the Company stopped providing commodities brokerage business in 2017.

During 2013 to 2017, the Company derives commission income, carrying charges and trading revenues from its commodities brokerage services. The Company acted as an agent.

Commission income is recognized on a trade basis based on their customers’ trading volumes. The commission earned is fixed no matter how the client’s open positions are ultimately settled. Additionally, the Company charges carrying charges to its customers. The commissions and carrying charges are presented in net revenues in the statement of comprehensive income.

Amounts are settled with the Exchange by both the Company and the customers and the exchange then settles with any counterparty. The exchange offsets the Company’s gains and losses and amounts receivable and amounts payable from the exchange are presented net on the consolidated balance sheets as the Company and the exchange settle net.

Trading gains, net include brokerage fees and margins generated from derivative trades executed with customers and other counterparties and are recognized when trades are executed. Trading gains, net also include activities where the Company acts as market maker in the purchase and sale of commodities derivative instruments with customers. These transactions may be offset simultaneously with another customer or counterparty, offset with similar but not identical positions on an exchange, made from inventory, or may be aggregated with other purchases to provide liquidity intraday, for a number of days, or in some cases, particularly the commodities brokerage business, even longer periods (during which fair value may fluctuate). Therefore, trading gains, net includes activities from the Company’s operations of a proprietary commodity trades. Net trading gains are recognized on a trade-date basis and include realized gains or losses and changes in unrealized gains or losses on investments at fair value.

Unrealized gains/losses on open positions are marked to market at each period end and may present trading gains and losses which comprise both realized and unrealized gains and losses, on a net basis in the statement of comprehensive income. The open transactions may lead to receivables and/or payables for open transaction which are recorded on the consolidated balance sheets.

Revenue generally is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

The following table presents the totally recognized net revenue from commodities trading business, consisted of:

	Year ended December 31,
	2018	2019	2020
Commodities trading gain (loss)	$(9,864)	$—	$—
Commission income	59,824	—	—
Carrying charges	—	—	—
	$49,960	$—	$—

Revenue recognition - continued

Hong Kong Brokerage services

The Company also derives commission from its brokerage services provided by the subsidiaries, Rifa Securities and Rifa Futures which buy or sell securities and future contracts on their customers’ behalf. The Company acts as an agent with their customers for these transactions. The commission income is recognized on a trade date basis as transactions occur.

Financial information and advisory services

The Company derives revenue from subscription fees from subscribers to their financial data, information services and investment advisory. The Company recognizes revenues when all of the following criteria are met: (1) a contract is identified, (2) the performance obligations in the contract are identified, (3) the transaction price is determined, (4) the transaction price is allocated to the performance obligations in the contract, and (5) performance obligation is satisfied. Upon receipt of the upfront cash payments from the subscriber, the Company will activate the subscriber’s account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Company recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue.

The Company also derives revenue from providing services as information intermediary in online P2P lending business. We procure borrowing and lending information from independent third parties, and our professional team evaluates and selects the information provided by third parties, from the perspective of risks. Eventually we display the selected information on the platform of Yinglibao, which is our online consumer finance marketplace. We charge borrowers fixed rates for facilitating loan transactions, and the revenues are recognized upon completion of the services.

Advertising revenue

The Company derives its advertising fees from advertising sales on their website for a fixed period of time, generally less than one year. The Company acts as a principal and revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

Business taxes and value added taxes

Starting from January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax (“VAT”) Transformation Pilot Program (the “Pilot Program”), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues, certain subscription revenues and certain commodities brokerage revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Company is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2018, 2019, and 2020 business taxes and related surcharges totaled $349,270, $310,257 and $152,298, respectively.

The Company’s certain PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to VAT at a rate of 17% before May 1, 2018, 16% between May 1, 2018 and April 1, 2019, and 13% after April 1, 2019 on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Company therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the refund of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2018, 2019 and 2020, the Company recognized $189,335, $96,709 and $113,590, respectively, in VAT refunds.

Government subsidies

The Company records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include research & development subsidy, business tax refund, innovation fund and high-tech company subsidy. When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is intended to compensate.

Deferred revenue

Payments received in advance of for our financial information and advisory service, advertising service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met. The amount of deferred revenue recognized as revenue was $15,077,745, $9,990,732 and $16,877,492 in 2018, 2019 and 2020, respectively.

Equity investment without readily determinable fair value (previously known as cost method investment)

Equity investments without readily determinable fair value are accounted for under the measurement alternative method of accounting. These investments are measured at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. No dividends were paid to us in history. An impairment loss on equity investments without readily determinable fair value is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other than-temporary.

Equity method investment

Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other than-temporary.

Also, noncontrolling interests of the Company are reported as a component of equity, separate from the parent company’s equity. Results of operations attributable to the non-controlling interest are included in the Company’s consolidated statements of comprehensive loss.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi (“RMB”), Hong Kong Dollars (“HK$”), and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company’s entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Translations of amounts from RMB and HK$ into U.S. dollars were made at the following exchange rates for the respective dates and periods:

	At December 31,
	2018	2019	2020
Consolidated balance sheets:
RMB to $1.00	6.8632	6.9762	6.5249
HKD to $1.00	7.8329	7.7877	7.7530

Consolidated statements of operations and comprehensive income:
RMB to $1.00	6.6174	6.8985	6.8976
HKD to $1.00	7.8380	7.8346	7.7560

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Company included aggregate amounts of $4,271,342, $1,241,702 and $4,903,975 at December 31, 2018, 2019 and 2020, respectively, which were denominated in RMB.

Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Company essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $540,574, $87,629 and $418,153 for the years ended December 31, 2018, 2019 and 2020, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Commissions paid

Commissions paid are the commission of our Hong Kong brokerage business and the commissions paid to the sales agents of our commodities brokerage business. Total commissions paid were $11,110,741, $7,836,793 and $6,817,544 for the years ended December 31, 2018, 2019 and 2020, respectively.

Income taxes

The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable values.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Comprehensive loss

Comprehensive loss includes net loss, unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Company presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method for performance based awards or graded vesting attribution method for service based awards, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Net loss per share

Basic net loss per share attributable to China Finance Online Co. Limited is computed by dividing net loss attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments, loan receivable and accounts receivable. The Company places its cash and cash equivalents, short-term investments in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Company conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Company manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Company assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2019		2020
	Amount	%	Amount	%
A	$5,262,041	20.4%	*	*

*Represented less than 10% of consolidated account receivable balance.

There were no customers with 10% or more of the Company’s revenues during 2018, 2019, or 2020.

Accounting pronouncements adopted during the year ended December 31, 2020

In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, (“ASU 2020-03”). ASU 2020-03 improves various financial instruments topics, including the CECL Standard. ASU 2020-03 includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments related to Issue 1, Issue 2, Issue 4 and Issue 5 were effective upon issuance of ASU 2020-03. The amendments related to Issue 3, Issue 6 and Issue 7 were effective for the Company beginning on January 1, 2020. The adoption of the ASU 2020-03 did not have a material impact on the Company’s consolidated financial statements.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, (“ASU 2019-04”). ASU 2019-04 clarifies and improves areas of guidance related to the recently issued standards on credit losses (ASU 2016-13), hedging (ASU 2017-12), and recognition and measurement of financial instruments (ASU 2016-01). The amendments generally have the same effective dates as their related standards. If already adopted, the amendments of ASU 2016-01 and ASU 2016-13 are effective for fiscal years beginning after December 15, 2019 and the amendments of ASU 2017-12 are effective as of the beginning of the Company’s next annual reporting period; early adoption is permitted. The adoption of the ASU 2019-04 did not have a material impact on the Company’s consolidated financial statements. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The adoption of the ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, (“ASU 2018-17”). ASU 2018-17 requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety for determining whether a decision-making fee is a variable interest. The standard is effective for all entities for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. Entities are required to apply the amendments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The adoption of the ASU 2018-17 did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), which eliminates, adds and modifies certain disclosure requirements for fair value measurements. The modified standard eliminates the requirement to disclose changes in unrealized gains and losses included in earnings for recurring Level 3 fair value measurements and requires changes in unrealized gains and losses be included in other comprehensive income for recurring Level 3 fair value measurements of instruments. The standard also requires the disclosure of the range and weighted average used to develop significant unobservable inputs and how weighted average is calculate for recurring and nonrecurring Level 3 fair value measurements. The amendment is effective for fiscal years beginning after December 15, 2019 and interim periods within that fiscal year, with early adoption permitted. The adoption of the ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which removes Step 2 from the goodwill impairment test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. Public business entity that is a U.S. Securities and Exchange Commission filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of the ASU 2017-04 did not have a material impact on the Company’s consolidated financial statements.

Accounting pronouncements not yet effective:

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”). This ASU eliminates certain exceptions to the general principles in ASC 740, Income Taxes. Specifically, it eliminates the exception to (1) the incremental approach for intraperiod tax allocation where there is a loss from continuing operations, and income or a gain from other items; (2) the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; (3) the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and (4) the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. ASU 2019-12 will be effective for the annual periods beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. We are currently evaluating the impact of the adoption of ASU 2019-12 on our consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, "Clarifying the Interactions between Topic 321 Investments—Equity Securities, Topic 323 Investments—Equity Method and Joint Ventures, and Topic 815 Derivatives and Hedging." ASU 2020-01 clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323 for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. ASU 2020-01 also clarifies that, when determining the accounting for certain forward contracts and purchased options a company should not consider, whether upon settlement or exercise, if the underlying securities would be accounted for under the equity method or fair value option. ASU 2020-01 was effective for fiscal years beginning after December 15, 2020. We are currently evaluating the impact of the adoption of ASU 2020-01 on our consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20, Receivable-Nonrefundable fees and other costs. The amendments in that Update shortened the amortization period for certain purchased callable debt securities held at a premium by requiring that entities amortize the premium associated with those callable debt securities within the scope of paragraph 310-20-25-33 to the earliest call date. The amendments affect the guidance in Accounting Standards Update No. 2017-08, receivables —Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments is this update become effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2020. Early adoption is not permitted. We are currently evaluating the impact of the adoption of ASU 2020-08 on our consolidated financial statements.

In September 2020, the FASB issued ASU No. 2020-09, Debt (Topic 470). This ASU amends SEC paragraphs pursuant to SEC release No. 33-10762. We are currently assessing the provisions of this guidance to determine whether or not its adoption will have an impact on our consolidated financial statements and related disclosures. This guidance is effective for fiscal years beginning after December 15, 2021 with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2020-09 on our consolidated financial statements.